Related Party Transactions - Schedule of Other Transactions with Related Parties (Detail) - CLP ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	ATM management	ATM management	ATM management
Effect on profit (loss) expense MCh$	$ 3,002,000,000	$ 3,355,000,000	$ 3,754
Transbank S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Credit card management	Credit card management	Credit card management
Effect on profit (loss) expense MCh$	$ 15,469,000,000	$ 14,586,000,000	$ 10,882
Combanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Data transmission services	Data transmission services	Data transmission services
Effect on profit (loss) expense MCh$	$ 350,000,000	$ 378,000,000	$ 291
Itau Chile Cia. de Seguros de Vida S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Life insurance	Life insurance	Life insurance
Effect on profit (loss) income MCh$	$ 93,000,000	$ 7,819	$ 5,653
Effect on profit (loss) expense MCh$	$ 706,000,000	$ 948,000,000	$ 2,782
Asesorias Cumelen S.A. [Member]
Disclosure of transactions between related parties [line items]
Description		Advisory services	Advisory services
Effect on profit (loss) expense MCh$			$ 450
Corp Research S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Advisory services	Management advisory services	Management advisory services
Effect on profit (loss) expense MCh$	$ 463,000,000	$ 453,000,000	$ 443
Itau Chile Inv. Serv.y Administracion S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Leases	Leases	Leases
Effect on profit (loss) income MCh$	$ 204,000,000
Effect on profit (loss) expense MCh$	$ 141,000,000	$ 650,000,000	$ 422
Compania De Seguros Confuturo S.A. [Member]
Disclosure of transactions between related parties [line items]
Description		Insurance	Insurance
Effect on profit (loss) expense MCh$			$ 1,418
Instituto De Estudios Bancarios Guillermo Subercaseaux [member]
Disclosure of transactions between related parties [line items]
Description	Education services	Education services	Education services
Effect on profit (loss) expense MCh$	$ 121,000,000	$ 143,000,000	$ 69
Opina S.A. [Member]
Disclosure of transactions between related parties [line items]
Description		Publishing services	Publishing services
Effect on profit (loss) expense MCh$			$ 110
VIP Asesoriasy Servicios Integrales Ltda. [Member]
Disclosure of transactions between related parties [line items]
Description	Advisory services	Advisory services	Advisory services
Effect on profit (loss) expense MCh$	$ 129,000,000	$ 415,000,000	$ 185
Everis ChileSA [member]
Disclosure of transactions between related parties [line items]
Description	Advisory services	Advisory services
Effect on profit (loss) expense MCh$	$ 906,000,000	$ 607,000,000
CAI Gestion Inmobiliaria S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Department stores	Commercial home (Department stores)	Commercial home (Department stores)
Effect on profit (loss) expense MCh$	$ 103,000,000	$ 115,000,000	$ 90
Compania de Seguros Corp Seguros S.A. [Member]
Disclosure of transactions between related parties [line items]
Description		Insurance	Insurance
Effect on profit (loss) expense MCh$			$ 3,263
Universidad Andres Bello [member]
Disclosure of transactions between related parties [line items]
Description		Education services	Education services
Effect on profit (loss) expense MCh$			$ 32
Promoservice S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Promotional services	Promotion services	Promotion services
Effect on profit (loss) expense MCh$		$ 267,000,000	$ 1,431
Comder Contraparte Central S.A [Member]
Disclosure of transactions between related parties [line items]
Description	Banking services	Banking services	Banking services
Effect on profit (loss) expense MCh$	$ 902,000,000	$ 1,067,000,000	$ 697
Sinacofi S.A [Member]
Disclosure of transactions between related parties [line items]
Description		Data transmission services	Data transmission services
Effect on profit (loss) expense MCh$			$ 918
Operadora de Tarjeta de Credito Nexus S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Credit card management	Credit Card processing	Credit Card processing
Effect on profit (loss) expense MCh$	$ 2,909,000,000	$ 3,836,000,000	$ 1,896
Pulso Editorial S.A [Member]
Disclosure of transactions between related parties [line items]
Description	Publishing services	Publishing services	Publishing services
Effect on profit (loss) expense MCh$	$ 471,000,000	$ 509,000,000	$ 521
Inmobiliaria Edificio Corpgroup S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Office lease and building fees	Corporate office rent and building cost	Corporate office rent and building cost
Effect on profit (loss) expense MCh$	$ 4,693,000,000	$ 4,725,000,000	$ 5,010
Grupo de Radios Dial S.A. [Member]
Disclosure of transactions between related parties [line items]
Description		Publicity	Publicity
Effect on profit (loss) expense MCh$			$ 107
Hotel Corporation of Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Hotel, events	Accommodation, events	Accommodation, events
Effect on profit (loss) expense MCh$	$ 94,000,000	$ 265,000,000	$ 64
Corp Imagen y disenos S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Marketing	Other services	Other services
Effect on profit (loss) expense MCh$	$ 99,000,000	$ 196,000,000	$ 82
Asesorias e Inversiones Rapelco Limitada S.A. [Member]
Disclosure of transactions between related parties [line items]
Description		Other services	Other services
Effect on profit (loss) expense MCh$			$ 37
Corp Group Holding Inversiones Limitada [member]
Disclosure of transactions between related parties [line items]
Description	Advisory services	Advisory services	Advisory services
Effect on profit (loss) expense MCh$	$ 408,000,000	$ 398,000,000	$ 394
SMU SA, Rendic Hnos. S.A. [Member]
Disclosure of transactions between related parties [line items]
Description	Lease of ATM space 6)	Prepaid rent for space for ATMs	Prepaid rent for space for ATMs
Balances receivable (payable) MCh$	$ 5,698	$ 7,960	$ 10,181
Effect on profit (loss) expense MCh$	$ 2,262,000,000	$ 2,221,000,000	$ 2,152
Inversiones Corp Group Interhold Ltda [member]
Disclosure of transactions between related parties [line items]
Description	Administrative consulting	Management advisory services	Management advisory services
Effect on profit (loss) expense MCh$	$ 2,476,000,000	$ 3,097,000,000	$ 2,172
Bcycle Latam SPA [member]
Disclosure of transactions between related parties [line items]
Description	Administrative consulting	Other services
Effect on profit (loss) expense MCh$	$ 4,048,000,000	$ 552,000,000
Itau Unibanco S.A [Member]
Disclosure of transactions between related parties [line items]
Description			Advisory services
Bolsa de Comercio de Santiago [member]
Disclosure of transactions between related parties [line items]
Description	Other services
Effect on profit (loss) expense MCh$	$ 204,000,000
Adexus S A [member]
Disclosure of transactions between related parties [line items]
Description	Data transmission services
Effect on profit (loss) expense MCh$	$ 254,000,000
Recuperadora de Creditos S.A. [Member]
Disclosure of transactions between related parties [line items]
Description		Credit collection	Credit collection
Effect on profit (loss) expense MCh$			$ 540